Asset Retirement Obligations (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation - beginning of period			$ 21,171	$ 2,963,000	$ 2,963,000	$ 2,796,000
Additions to ARO from new properties			6,030		17,545,000	2,638,000
Reduction due to sale of property			(3,128)
Sales or abandonments of properties						(2,686,000)
Accretion expense during period	180	98	810	198	663	215	97
Asset retirement obligation - end of period	$ 24,883		$ 24,883		$ 21,171	$ 2,963,000	$ 2,796,000